BROOKSTONE DIVIDEND STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2026

Shares		Fair Value
	COMMON STOCKS — 99.2%
	AEROSPACE & DEFENSE - 0.8%
1,485	Northrop Grumman Corporation	$ 801,455

	ASSET MANAGEMENT - 8.7%
521	Ameriprise Financial, Inc.	288,170
2,123	Apollo Global Management, Inc.	289,959
12,899	Artisan Partners Asset Management, Inc., Class A	549,110
38,937	Blackstone, Inc.	5,577,337
25,758	Brookfield Asset Management Ltd.	1,326,537
2,390	Hamilton Lane, Inc., Class A	260,080
3,290	Voya Financial, Inc.	333,343
		8,624,536
	AUTOMOTIVE - 0.1%
769	Autoliv, Inc.	93,210

	BANKING - 10.5%
9,913	Bank OZK	486,530
14,968	Beacon Financial Corporation	464,756
7,269	Citigroup, Inc.	956,746
3,675	Citizens Financial Group, Inc.	253,097
7,592	Deutsche Bank A.G.	304,136
2,042	East West Bancorp, Inc.	259,048
14,776	JPMorgan Chase & Company	5,260,551
1,061	M&T Bank Corporation	248,210
10,487	NBT Bancorp, Inc.	539,242
1,053	PNC Financial Services Group, Inc. (The)	252,330
16,050	Wells Fargo & Company	1,386,559
		10,411,205
	BEVERAGES - 4.0%
28,180	PepsiCo, Inc.	3,954,781

	BIOTECH & PHARMA - 4.2%
5,783	Amgen, Inc.	2,485,996
11,332	Gilead Sciences, Inc.	1,658,325
		4,144,321

BROOKSTONE DIVIDEND STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2026

Shares		Fair Value
	COMMON STOCKS — 99.2% (Continued)
	CHEMICALS - 2.2%
4,460	Linde PLC	$ 2,183,526

	COMMERCIAL SUPPORT SERVICES - 3.2%
43,112	H&R Block, Inc.	2,226,735
418	Korn Ferry	35,760
3,901	Waste Management, Inc.	854,007
		3,116,502
	CONSUMER SERVICES - 0.1%
1,311	Service Corporation International	107,030

	ELECTRIC UTILITIES - 10.1%
61,147	Edison International	3,300,715
64,534	Eversource Energy	4,526,414
19,514	NextEra Energy, Inc.	1,606,783
305	Otter Tail Corporation	27,593
4,881	Public Service Enterprise Group, Inc.	357,924
1,304	WEC Energy Group, Inc.	138,446
		9,957,875
	FOOD - 0.7%
437	Fresh Del Monte Produce, Inc.	13,844
1,977	Ingredion, Inc.	204,540
1,561	Marzetti Company (The)	175,847
14,573	Smithfield Foods, Inc.	319,295
		713,526
	GAS & WATER UTILITIES - 0.3%
353	American States Water Company	31,519
1,831	American Water Works Company, Inc.	253,100
		284,619
	HEALTH CARE FACILITIES & SERVICES - 0.3%
1,076	Quest Diagnostics, Inc.	258,563

	HOUSEHOLD PRODUCTS - 3.7%
25,212	Procter & Gamble Company (The)	3,658,765

BROOKSTONE DIVIDEND STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2026

Shares		Fair Value
	COMMON STOCKS — 99.2% (Continued)
	INSTITUTIONAL FINANCIAL SERVICES - 3.4%
1,820	Bank of New York Mellon Corporation (The)	$ 293,530
810	CME Group, Inc.	231,255
1,523	Goldman Sachs Group, Inc. (The)	1,562,445
8,157	Moelis & Company, Class A	555,247
3,547	Morgan Stanley	756,646
		3,399,123
	INSURANCE - 3.4%
1,066	Allstate Corporation (The)	274,814
2,952	American International Group, Inc.	225,415
28,568	CNA Financial Corporation	1,387,547
689	Everest Group Ltd.	258,134
1,647	Hartford Insurance Group, Inc. (The)	226,265
1,291	Marsh & McLennan Companies, Inc.	245,032
880	Primerica, Inc.	253,132
3,874	RLI Corporation	245,883
2,872	Selective Insurance Group, Inc.	262,185
		3,378,407
	LEISURE FACILITIES & SERVICES - 1.0%
1,153	Darden Restaurants, Inc.	247,042
481	Red Rock Resorts, Inc., Class A	27,013
2,718	Royal Caribbean Cruises Ltd.	730,435
		1,004,490
	LEISURE PRODUCTS - 0.2%
1,510	Hasbro, Inc.	142,091
590	Thor Industries, Inc.	44,840
		186,931
	MACHINERY - 0.2%
513	Snap-on, Inc.	198,177

	METALS & MINING - 0.2%
996	Southern Copper Corporation	208,035

	OIL & GAS PRODUCERS - 10.4%
4,827	Devon Energy Corporation	234,158

BROOKSTONE DIVIDEND STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2026

Shares		Fair Value
	COMMON STOCKS — 99.2% (Continued)
	OIL & GAS PRODUCERS - 10.4% (Continued)
1,009	DT Midstream, Inc.	$ 132,199
2,380	Marathon Petroleum Corporation	888,502
981	Matador Resources Company	56,908
49,193	ONEOK, Inc.	4,723,020
3,416	Phillips 66	842,317
1,882	Targa Resources Corporation	552,649
63,765	Viper Energy, Inc., Class A	2,856,034
		10,285,787
	OIL & GAS SERVICES & EQUIPMENT - 1.8%
29,906	Kodiak Gas Services, Inc.	1,757,576

	RETAIL - DISCRETIONARY - 0.3%
359	Buckle, Inc. (The)	15,293
1,257	Williams-Sonoma, Inc.	286,911
		302,204
	SEMICONDUCTORS - 2.5%
5,036	Analog Devices, Inc.	1,823,737
2,752	NXP Semiconductors N.V.	618,209
499	Universal Display Corporation	41,502
		2,483,448
	SOFTWARE - 0.9%
2,599	Intuit, Inc.	933,821

	SPECIALTY FINANCE - 1.1%
3,192	American Express Company	1,053,903

	SPECIALTY REIT - 0.5%
16,540	Millrose Properties, Inc.	503,147

	TECHNOLOGY HARDWARE - 2.8%
5,093	Dell Technologies, Inc., Class C	2,322,459
1,653	Garmin Ltd.	469,634
		2,792,093

BROOKSTONE DIVIDEND STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2026

Shares		Fair Value
	COMMON STOCKS — 99.2% (Continued)
	TECHNOLOGY SERVICES - 8.9%
6,018	Accenture PLC, Class A	$ 1,141,976
4,021	Automatic Data Processing, Inc.	1,150,649
1,062	Booz Allen Hamilton Holding Corporation	80,340
1,299	Broadridge Financial Solutions, Inc.	236,912
47,771	Paychex, Inc.	6,083,159
		8,693,036
	TELECOMMUNICATIONS - 3.9%
31,377	Millicom International Cellular S.A.	2,941,907
5,058	T-Mobile US, Inc.	912,666
		3,854,573
	TOBACCO & CANNABIS - 3.2%
16,905	Philip Morris International, Inc.	3,166,307

	TRANSPORTATION & LOGISTICS - 4.8%
54,932	DHT Holdings, Inc.	1,076,667
1,509	Frontline PLC	66,064
18,294	International Seaways, Inc.	1,804,521
7,564	Okeanis Eco Tankers Corporation	504,821
48,241	ZIM Integrated Shipping Services Ltd.	1,321,803
		4,773,876
	TRANSPORTATION EQUIPMENT - 0.8%
1,366	Cummins, Inc.	770,970

	TOTAL COMMON STOCKS (Cost $88,582,298)	98,055,818

	TOTAL INVESTMENTS - 99.2% (Cost $88,582,298)	$ 98,055,818
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.8%	775,422
	NET ASSETS - 100.0%	$ 98,831,240

BROOKSTONE GROWTH STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2026

Shares		Fair Value
	COMMON STOCKS — 99.6%
	ADVERTISING & MARKETING - 0.3%
1,244	AppLovin Corporation, Class A(a)	$ 388,203

	AEROSPACE & DEFENSE - 3.7%
6,311	General Electric Company	2,118,667
2,219	Howmet Aerospace, Inc.	543,544
818	Northrop Grumman Corporation	441,475
7,517	RTX Corporation	1,561,506
		4,665,192
	ASSET MANAGEMENT - 1.2%
6,552	Blackstone, Inc.	938,508
2,485	Brookfield Asset Management Ltd.	127,978
4,799	Robinhood Markets, Inc., Class A(a)	502,983
		1,569,469
	BANKING - 1.1%
16,308	Wells Fargo & Company	1,408,848

	BEVERAGES - 2.8%
23,744	Coca-Cola Company (The)	2,105,380
7,976	Monster Beverage Corporation(a)	366,258
7,834	PepsiCo, Inc.	1,099,424
		3,571,062
	BIOTECH & PHARMA - 10.4%
2,998	Amgen, Inc.	1,288,780
4,871	Eli Lilly & Company	5,634,433
12,886	Johnson & Johnson	3,425,743
12,958	Merck & Company, Inc.	1,914,674
1,390	Vertex Pharmaceuticals, Inc.(a)	756,883
2,413	Zoetis, Inc.	186,042
		13,206,555
	CHEMICALS - 0.7%
1,491	Ecolab, Inc.	422,251
1,322	Sherwin-Williams Company (The)	447,907
		870,158

BROOKSTONE GROWTH STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2026

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	COMMERCIAL SUPPORT SERVICES - 0.9%
2,024	Cintas Corporation	$ 408,423
1,766	Mobility Global, Inc.	35,850
1,115	Republic Services, Inc.	246,326
2,292	Waste Management, Inc.	501,764
		1,192,363
	DIVERSIFIED INDUSTRIALS - 0.9%
1,613	Illinois Tool Works, Inc.	444,172
718	Parker-Hannifin Corporation	703,238
		1,147,410
	E-COMMERCE DISCRETIONARY - 4.2%
20,943	Amazon.com, Inc.(a)	5,440,363

	ELECTRIC UTILITIES - 1.6%
2,836	American Electric Power Company, Inc.	347,211
4,618	Dominion Energy, Inc.	304,834
10,840	NextEra Energy, Inc.	892,566
5,953	Southern Company (The)	523,864
		2,068,475
	ELECTRICAL EQUIPMENT - 2.6%
1,297	AMETEK, Inc.	305,015
6,474	Amphenol Corporation, A	1,026,453
1,289	GE Vernova, Inc.	1,158,205
896	Keysight Technologies, Inc.(a)	289,139
1,765	Vertiv Holdings Company, Class A	456,641
		3,235,453
	ENGINEERING & CONSTRUCTION - 0.2%
170	Comfort Systems USA, Inc.	262,755

	HEALTH CARE FACILITIES & SERVICES - 1.0%
1,341	Cardinal Health, Inc.	314,625
871	HCA Healthcare, Inc.	360,986
711	McKesson Corporation	629,463
		1,305,074

BROOKSTONE GROWTH STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2026

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	HOUSEHOLD PRODUCTS - 1.9%
4,728	Colgate-Palmolive Company	$ 424,669
13,675	Procter & Gamble Company (The)	1,984,516
		2,409,185
	INDUSTRIAL SUPPORT SERVICES - 0.2%
6,014	Fastenal Company	296,550

	INSTITUTIONAL FINANCIAL SERVICES - 1.5%
3,064	Intercontinental Exchange, Inc.	492,385
6,202	Morgan Stanley	1,323,010
		1,815,395
	INSURANCE - 0.9%
2,715	Marsh & McLennan Companies, Inc.	515,307
3,184	Progressive Corporation (The)	694,367
		1,209,674
	INTERNET MEDIA & SERVICES - 9.8%
15,288	Alphabet, Inc., Class A	5,187,983
3,825	Booking Holdings, Inc.	761,519
2,233	DoorDash, Inc., Class A(a)	517,475
7,424	Meta Platforms, Inc., Class A	4,249,052
22,692	Netflix, Inc.(a)	1,839,187
		12,555,216
	LEISURE FACILITIES & SERVICES - 0.3%
1,369	Royal Caribbean Cruises Ltd.	367,905

	MACHINERY - 1.5%
2,485	Caterpillar, Inc.	1,981,713

	MEDICAL EQUIPMENT & DEVICES - 1.6%
8,413	Boston Scientific Corporation(a)	406,348
448	IDEXX Laboratories, Inc.(a)	249,397
1,912	Intuitive Surgical, Inc.(a)	720,556
2,160	Stryker Corporation	699,408
		2,075,709

BROOKSTONE GROWTH STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2026

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	METALS & MINING - 0.1%
601	Southern Copper Corporation	$ 125,531

	OIL & GAS PRODUCERS - 0.6%
946	Cheniere Energy, Inc.	275,939
6,385	Williams Companies, Inc. (The)	479,194
		755,133
	RETAIL - CONSUMER STAPLES - 1.7%
2,348	Costco Wholesale Corporation	2,216,254

	RETAIL - DISCRETIONARY - 0.9%
1,557	Ross Stores, Inc.	355,837
5,784	TJX Companies, Inc. (The)	774,535
		1,130,372
	SEMICONDUCTORS - 23.2%
7,577	Advanced Micro Devices, Inc.(a)	3,566,645
2,725	Analog Devices, Inc.	986,832
4,078	Applied Materials, Inc.	1,869,314
13,857	Broadcom, Inc.	5,131,801
6,650	KLA Corporation	1,166,743
6,257	Lam Research Corporation	1,886,423
3,784	Marvell Technology, Inc.	800,921
6,261	Micron Technology, Inc.	6,002,610
238	Monolithic Power Systems, Inc.	301,729
24,712	NVIDIA Corporation	5,455,915
651	Sandisk Corporation(a)	1,019,922
796	Teradyne, Inc.	278,465
4,988	Texas Instruments, Inc.	1,301,419
		29,768,739
	SOFTWARE - 7.4%
2,317	Adobe, Inc.(a)	678,394
1,130	Autodesk, Inc.(a)	292,139
1,468	Cadence Design Systems, Inc.(a)	497,329
3,063	Fortinet, Inc.(a)	523,559
1,359	Intuit, Inc.	488,289

BROOKSTONE GROWTH STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2026

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	SOFTWARE - 7.4% (Continued)
8,866	Oracle Corporation	$ 1,322,098
10,715	Palantir Technologies, Inc., Class A(a)	1,997,061
3,926	Palo Alto Networks, Inc.(a)	1,500,242
4,937	Salesforce, Inc.	1,271,475
5,649	ServiceNow, Inc.(a)	835,996
		9,406,582
	TECHNOLOGY HARDWARE - 7.8%
17,606	Apple, Inc.	5,578,460
5,203	Arista Networks, Inc.(a)	1,018,175
4,242	Corning, Inc.	630,913
2,656	Dell Technologies, Inc., Class C	1,211,163
353	Lumentum Holdings, Inc.(a)	322,910
922	Motorola Solutions, Inc.	447,447
1,002	Seagate Technology Holdings PLC	830,037
		10,039,105
	TECHNOLOGY SERVICES - 6.9%
4,756	International Business Machines Corporation	1,112,286
4,402	Mastercard, Inc., A	2,594,143
982	Moody's Corporation	495,556
1,652	S&P Global, Inc.	720,008
10,304	Visa, Inc., A	3,909,028
		8,831,021
	TELECOMMUNICATIONS - 0.4%
2,610	T-Mobile US, Inc.	470,948

	TOBACCO & CANNABIS - 1.3%
8,900	Philip Morris International, Inc.	1,666,970

	TOTAL COMMON STOCKS (Cost $108,485,068)	127,453,382

	TOTAL INVESTMENTS - 99.6% (Cost $108,485,068)	$ 127,453,382
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.4%	468,154
	NET ASSETS - 100.0%	$ 127,921,536
(a)	Non-income producing security.

BROOKSTONE VALUE STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2026

Shares		Fair Value
	COMMON STOCKS — 96.4%
	AEROSPACE & DEFENSE - 0.2%
2,524	Textron, Inc.	$ 203,333

	ASSET MANAGEMENT - 3.5%
1,226	Ameriprise Financial, Inc.	678,113
5,116	Apollo Global Management, Inc.	698,743
21,482	Charles Schwab Corporation (The)	2,359,154
2,972	T Rowe Price Group, Inc.	330,724
		4,066,734
	BANKING - 17.5%
86,157	Bank of America Corporation	5,336,565
22,291	Citigroup, Inc.	2,933,941
5,742	Citizens Financial Group, Inc.	395,452
9,398	Fifth Third Bancorp	505,330
159	First Citizens BancShares, Inc., Class A	344,140
28,248	Huntington Bancshares, Inc.	471,318
15,562	JPMorgan Chase & Company	5,540,382
15,016	KeyCorporation	324,496
2,087	M&T Bank Corporation	488,233
5,427	PNC Financial Services Group, Inc. (The)	1,300,472
11,993	Regions Financial Corporation	358,351
17,876	Truist Financial Corporation	886,292
21,364	US Bancorp	1,315,595
		20,200,567
	BIOTECH & PHARMA - 6.8%
27,592	Bristol-Myers Squibb Company	1,843,422
17,443	Gilead Sciences, Inc.	2,552,608
2,785	Incyte Corporation(a)	343,168
72,370	Pfizer, Inc.	2,059,650
1,384	Regeneron Pharmaceuticals, Inc.	1,105,927
		7,904,775
	CABLE & SATELLITE - 1.3%
1,173	Charter Communications, Inc., Class A(a)	178,812
49,401	Comcast Corporation, A	1,315,055
		1,493,867

BROOKSTONE VALUE STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2026

Shares		Fair Value
	COMMON STOCKS — 96.4% (Continued)
	CHEMICALS - 0.5%
1,576	CF Industries Holdings, Inc.	$ 204,927
3,267	PPG Industries, Inc.	366,460
		571,387
	CONSTRUCTION MATERIALS - 0.8%
9,700	CRH PLC	914,613

	ELECTRIC UTILITIES - 0.2%
5,177	Edison International	279,454

	ENTERTAINMENT CONTENT - 2.6%
5,200	Fox Corporation, Class A	350,220
25,010	Walt Disney Company (The)	2,689,826
		3,040,046
	FOOD - 0.3%
8,430	General Mills, Inc.	347,316

	HEALTH CARE FACILITIES & SERVICES - 0.5%
2,228	IQVIA Holdings, Inc.(a)	581,931

	HOME CONSTRUCTION - 0.3%
2,769	PulteGroup, Inc.	349,780

	INDUSTRIAL SUPPORT SERVICES - 0.7%
616	WW Grainger, Inc.	806,646

	INFRASTRUCTURE REIT - 1.0%
6,793	American Tower Corporation, Class A	1,193,531

	INSTITUTIONAL FINANCIAL SERVICES - 1.3%
9,068	Bank of New York Mellon Corporation (The)	1,462,487

	INSURANCE - 2.7%
3,454	Allstate Corporation (The)	890,441
7,563	American International Group, Inc.	577,511

BROOKSTONE VALUE STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2026

Shares		Fair Value
	COMMON STOCKS — 96.4% (Continued)
	INSURANCE - 2.7% (Continued)
2,324	Loews Corporation	$ 251,666
178	Markel Group, Inc.(a)	320,918
2,956	Travelers Companies, Inc. (The)	1,081,689
		3,122,225
	INTERNET MEDIA & SERVICES - 3.4%
7,593	Airbnb, Inc., Class A(a)	1,391,189
1,435	Expedia Group, Inc.	455,067
26,891	Uber Technologies, Inc.(a)	2,034,305
		3,880,561
	LEISURE FACILITIES & SERVICES - 0.4%
18,675	Carnival Corp Ltd.	446,146

	MEDICAL EQUIPMENT & DEVICES - 2.9%
3,857	Agilent Technologies, Inc.	592,281
7,818	Edwards Lifesciences Corporation(a)	709,485
6,495	GE HealthCare Technologies, Inc.	462,639
2,069	Illumina, Inc.(a)	442,000
2,131	ResMed, Inc.	511,653
911	West Pharmaceutical Services, Inc.	310,751
2,787	Zimmer Biomet Holdings, Inc.	278,811
		3,307,620
	METALS & MINING - 3.4%
22,791	Freeport-McMoRan, Inc.	1,726,190
18,001	Newmont Corporation	2,269,206
		3,995,396
	OIL & GAS PRODUCERS - 5.6%
12,464	Devon Energy Corporation	604,629
6,092	EOG Resources, Inc.	883,096
25,146	Kinder Morgan, Inc.	810,707
3,274	Marathon Petroleum Corporation	1,222,249
7,556	ONEOK, Inc.	725,452
4,504	Phillips 66	1,110,596
2,629	Targa Resources Corporation	772,006

BROOKSTONE VALUE STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2026

Shares		Fair Value
	COMMON STOCKS — 96.4% (Continued)
	OIL & GAS PRODUCERS - 5.6% (Continued)
20,888	Venture Global, Inc., Class A	$ 305,800
		6,434,535
	OIL & GAS SERVICES & EQUIPMENT - 0.7%
13,352	Baker Hughes Company	848,520

	RETAIL REIT - 0.9%
4,679	Simon Property Group, Inc.	993,445

	SELF-STORAGE REIT - 0.6%
2,351	Public Storage	721,733

	SEMICONDUCTORS - 2.3%
1,530	GLOBALFOUNDRIES, Inc.	68,376
14,896	Qualcomm, Inc.	2,539,470
		2,607,846
	SOFTWARE - 9.2%
19,880	Microsoft Corporation	10,084,925
2,893	SS&C Technologies Holdings, Inc.	240,032
3,476	Zoom Video Communications, Inc.(a)	336,060
		10,661,017
	SPECIALTY FINANCE - 2.9%
9,095	American Express Company	3,002,897
4,543	Synchrony Financial	350,174
		3,353,071
	TECHNOLOGY HARDWARE - 7.3%
49,524	Cisco Systems, Inc.	5,471,907
657	F5, Inc.(a)	267,484
2,452	NetApp, Inc.	454,331
9,279	Super Micro Computer, Inc.(a)	345,921
4,256	Western Digital Corporation	1,917,541
		8,457,184
	TECHNOLOGY SERVICES - 3.5%
5,402	Automatic Data Processing, Inc.	1,545,837
8,113	Block, Inc.(a)	665,428

BROOKSTONE VALUE STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2026

Shares		Fair Value
	COMMON STOCKS — 96.4% (Continued)
	TECHNOLOGY SERVICES - 3.5% (Continued)
1,723	CDW Corporation	$ 261,172
6,311	Cognizant Technology Solutions Corporation, Class A	407,564
3,335	Global Payments, Inc.	303,652
1,805	Leidos Holdings, Inc.	253,079
11,941	PayPal Holdings, Inc.	628,873
		4,065,605
	TELECOMMUNICATIONS - 4.2%
86,986	AT&T, Inc.	2,252,068
53,604	Verizon Communications, Inc.	2,681,271
		4,933,339
	TRANSPORTATION & LOGISTICS - 7.1%
7,956	Delta Air Lines, Inc.	620,568
1,734	Expeditors International of Washington, Inc.	328,853
3,056	FedEx Corporation	1,000,534
1,536	Fedex Freight Holding Company, Inc.(a)	205,425
3,286	Norfolk Southern Corporation	1,126,408
2,637	Old Dominion Freight Line, Inc.	527,295
8,529	Union Pacific Corporation	2,564,414
4,612	United Airlines Holdings, Inc.(a)	498,050
12,791	United Parcel Service, Inc., Class B	1,333,206
		8,204,753
	TRANSPORTATION EQUIPMENT - 0.9%
1,895	Cummins, Inc.	1,069,538

	WHOLESALE - CONSUMER STAPLES - 0.5%
6,652	Sysco Corporation	539,344

BROOKSTONE VALUE STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2026

Shares		Fair Value
	COMMON STOCKS — 96.4% (Continued)
	WHOLESALE - DISCRETIONARY - 0.4%
12,983	Copart, Inc.(a)	$ 428,309

	TOTAL COMMON STOCKS (Cost $96,574,918)	111,486,654

	TOTAL INVESTMENTS - 96.4% (Cost $96,574,918)	$ 111,486,654
	OTHER ASSETS IN EXCESS OF LIABILITIES- 3.6%	4,155,284
	NET ASSETS - 100.0%	$ 115,641,938

(a)	Non-income producing security.

BROOKSTONE INTERMEDIATE BOND ETF
SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2026

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 99.4%
	FIXED INCOME - 99.4%
96,766	iShares 3-7 Year Treasury Bond ETF	$ 11,241,307
119,829	iShares 7-10 Year Treasury Bond ETF	11,112,941
374,590	iShares iBonds Dec 2031 Term Treasury ETF	7,467,452
333,093	iShares iBonds Dec 2032 Term Treasury ETF	7,447,959
312,676	iShares iBonds Dec 2033 Term Treasury ETF	7,422,928
459,856	Schwab Intermediate-Term U.S. Treasury ETF	11,192,895
		55,885,482

	TOTAL EXCHANGE-TRADED FUNDS (Cost $56,138,781)	55,885,482

	TOTAL INVESTMENTS - 99.4% (Cost $56,138,781)	$ 55,885,482
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.6%	322,958
	NET ASSETS - 100.0%	$ 56,208,440

BROOKSTONE ULTRA-SHORT BOND ETF
SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2026

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 99.6%
	FIXED INCOME - 99.6%
124,996	Invesco Short Term Treasury ETF	$ 13,203,327
131,504	iShares 0-3 Month Treasury Bond ETF	13,241,138
579,747	iShares iBonds Dec 2026 Term Treasury ETF, USD Class	13,270,409
133,058	SPDR Bloomberg 3-12 Month T-Bill ETF	13,228,626
144,294	State Street SPDR Bloomberg 1-3 Month T-Bill ETF	13,225,988
		66,169,488

	TOTAL EXCHANGE-TRADED FUNDS (Cost $66,166,548)	66,169,488

	TOTAL INVESTMENTS - 99.6% (Cost $66,166,548)	$ 66,169,488
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.4%	293,462
	NET ASSETS - 100.0%	$ 66,462,950

BROOKSTONE ACTIVE ETF
SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2026

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 99.5%
	EQUITY - 68.2%
52,107	iShares Core MSCI EAFE ETF	$ 5,224,248
67,638	iShares Core MSCI Emerging Markets ETF	5,528,054
126,400	State Street SPDR Portfolio S&P 500 ETF	11,411,392
94,804	State Street SPDR Portfolio S&P 500 Growth ETF	11,460,855
		33,624,549
	FIXED INCOME - 31.3%
299,707	iShares iBonds Dec 2027 Term Treasury ETF	6,704,446
347,666	SPDR Portfolio Aggregate Bond ETF	8,726,416
		15,430,862

	TOTAL EXCHANGE-TRADED FUNDS (Cost $41,481,302)	49,055,411

	TOTAL INVESTMENTS - 99.5% (Cost $41,481,302)	$ 49,055,411
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.5%	245,704
	NET ASSETS - 100.0%	$ 49,301,115

BROOKSTONE OPPORTUNITIES ETF
SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2026

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 100.1%
	EQUITY - 63.7%
12,803	iShares Core S&P 500 ETF	$ 9,867,785
18,539	State Street SPDR Dow Jones Industrial Average ETF	9,854,776
13,987	Vanguard S&P 500 ETF	9,859,296
		29,581,857
	FIXED INCOME - 36.4%
84,044	iShares 0-3 Month Treasury Bond ETF	8,462,390
92,242	State Street SPDR Bloomberg 1-3 Month T-Bill ETF	8,454,902
		16,917,292

	TOTAL EXCHANGE-TRADED FUNDS (Cost $40,933,388)	46,499,149

	TOTAL INVESTMENTS - 100.1% (Cost $40,933,388)	$ 46,499,149
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(25,937)
	NET ASSETS - 100.0%	$ 46,473,212

BROOKSTONE YIELD ETF
SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2026

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 100.0%
	FIXED INCOME - 100.0%
196,805	iShares 0-5 Year High Yield Corporate Bond ETF	$ 8,328,788
237,249	iShares Broad USD High Yield Corporate Bond ETF	8,759,232
187,289	iShares High Yield Systematic Bond ETF	8,726,731
335,506	Schwab High Yield Bond ETF	8,756,707
374,756	State Street SPDR Portfolio High Yield Bond ETFs	8,750,553
		43,322,011

	TOTAL EXCHANGE-TRADED FUNDS (Cost $44,105,583)	43,322,011

	TOTAL INVESTMENTS - 100.0% (Cost $44,105,583)	$ 43,322,011
	LIABILITIES IN EXCESS OF OTHER ASSETS - 0.0%	(7,537)
	NET ASSETS - 100.0%	$ 43,314,474